Shareholders' Equity (Details) - Employee option activity [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding | shares	309,309
Number of options, Granted | shares
Number of options, Exercised | shares	(625)
Number of options, Forfeited | shares	(21,875)
Number of options, Outstanding | shares	286,809
Number of options, Exercisable | shares	280,559
Weighted average exercise price, Outstanding | $ / shares	$ 4.38
Weighted average exercise price, Granted | $ / shares
Weighted average exercise price, Exercised | $ / shares	4.00
Weighted average exercise price, Forfeited | $ / shares	6.89
Weighted average exercise price, Outstanding | $ / shares	4.19
Weighted average exercise price, Exercisable | $ / shares	$ 4.15
Weighted average remaining contractual term (in years), Outstanding	3 years 11 months 19 days
Weighted average remaining contractual term (in years), Outstanding	3 years 2 months 30 days
Weighted average remaining contractual term (in years), Exercisable	3 years 2 months 16 days
Aggregate intrinsic value, Outstanding | $	$ 1,237
Aggregate intrinsic value, Outstanding | $	1,179
Aggregate intrinsic value, Exercisable | $	$ 1,165